Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Components of Lease Expense	As of December 31, 2023 the Company was a party to nine vehicle lease agreements. All vehicle lease agreements are for 36 months periods.
	Year ended December 31,
(in thousands)	2023	2022	2021

The components of lease expense were as follows:
Operating leases expenses	$863	$1,037	$698

Cash flow information related to operating leases:
Cash used in operating activities	$766	$875	$449

Non-cash activity - Right of use assets obtained in
exchange for new operating lease liabilities	$689	$179	$5,446

Schedule of Operating Leases	Supplemental information related to operating leases, including location of amounts reported in the accompanying consolidated balance sheets, follows:
	December 31,
(in thousands)	2023	2022
Other assets - ROU assets	$2,161	$6,445
Accumulated amortization	1,120	1,420
Operating lease ROU assets, net	$1,041	$5,025
Lease liabilities – current - Accounts payable and accrued liabilities	$346	$653
Lease liabilities – noncurrent	686	4,194
Total operating lease liabilities	$1,032	$4,847
Weighted average remaining lease term in years	3.3	7.6
Weighted average annual discount rate	6.7%	3.4%

Schedule of Maturities of Undiscounted Operating Lease Liabilities	Maturities of undiscounted operating lease liabilities as of December 31, 2023, were as follows:
2024	$410
2025	359
2026	216
2027	121
2028 and onwards	91
Total undiscounted lease liability	1,197
Less: Imputed interest	(165)
Present value of lease liabilities	$1,032